Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	$ 811,154
Balance at ending	802,791	$ 811,154
Gross carrying amount [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	1,181,519
Balance at ending	1,172,766	1,181,519
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(370,365)
Balance at ending	(368,875)	(370,365)
Intangible assets with indefinite useful life [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	672,944
Additions
Balance at ending	689,743	672,944
Intangible assets with indefinite useful life [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	608,895	605,643
Additions
Balance at ending	606,921	608,895	$ 605,643
Intangible assets with indefinite useful life [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	17,000	17,000
Additions
Balance at ending	17,000	17,000	17,000
Intangible assets with indefinite useful life [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	47,049	25,738
Additions
Balance at ending	65,822	47,049	25,738
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	674,044	649,481
Additions	20,137	21,311
Disposals/retirements
Impact of foreign exchange	(3,338)	3,252
Balance at ending	690,843	674,044	649,481
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	609,995	606,743
Additions
Disposals/retirements
Impact of foreign exchange	(1,974)	3,252
Balance at ending	608,021	609,995	606,743
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	17,000	17,000
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	17,000	17,000	17,000
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	47,049	25,738
Additions	20,137	21,311
Disposals/retirements
Impact of foreign exchange	(1,364)
Balance at ending	65,822	47,049	25,738
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(1,100)	(1,100)
Impairment
Balance at ending	(1,100)	(1,100)	(1,100)
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(1,100)	(1,100)	(1,100)
Impairment
Balance at ending	(1,100)	(1,100)	(1,100)
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning
Impairment
Balance at ending
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning
Impairment
Balance at ending